UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420

                       Oppenheimer Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--17.3%
------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                 $   3,273,370        $   3,267,113
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2003-A, Cl. A2, 1.45%, 11/25/05 1                                                  1,495,962            1,496,977
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                    3,840,000            3,829,249
------------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                                      1,187,408            1,187,722
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                                      532,429              531,822
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                    2,811,725            2,810,030
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                    1,999,013            1,994,886
------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.38%, 8/25/17 2                                                  1,106,321            1,106,820
Series 2003-4, Cl. 1A1, 1.42%, 9/25/17 1,2                                                3,222,210            3,223,959
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                       850,000              863,899
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                                       995,008              995,049
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                                     1,749,990            1,749,196
------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.40%, 5/25/33 2                                                  1,154,041            1,154,671
Series 2003-3, Cl. AF1, 1.42%, 8/25/33 1,2                                                1,845,817            1,846,774
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05 1                                                   5,568,910            5,570,890
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                                      7,480,000            7,471,099
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      2,000,000            1,996,325
------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                                     1,187,510            1,189,030
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                     4,255,383            4,246,890
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                                    2,938,860            2,939,204
Series 2003-3, Cl. A2, 1.52%, 4/21/06 1                                                   6,694,726            6,691,384
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                     6,460,000            6,453,207
------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                    3,270,000            3,265,105
------------------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Aviation Obligations,
Series 1A, Cl. D2, 8%, 7/15/31 1                                                          2,988,622               44,829
------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 1                                                  2,333,603            2,380,275
------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                    3,121,741            3,132,313
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                     5,490,000            5,489,122


                           11 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations, Series 2000-1, Cl. C,
8.65%, 7/25/07 1,2                                                                    $     401,919        $      20,096
------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                     1,720,000            1,713,488
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                          1,750,658              446,418
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                                                   3,714,158            3,717,737
------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                      850,000              861,905
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                    4,188,157            4,189,184
------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Auto Loan Trust, Asset-Backed Automobile
Loan Obligations, Series 2002-1, Cl. A2, 1.83%, 9/15/05                                     138,871              138,983
------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A,
6.79%, 6/1/10                                                                             1,285,000            1,278,922
------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                       992,010              999,026
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                                     1,836,184            1,837,132
Series 2003-B, Cl. A2, 1.43%, 2/15/06 1                                                   4,078,131            4,075,405
------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                    1,553,661            1,558,428
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                     2,288,432            2,288,240
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan
Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                    1,924,956            1,923,769
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                     3,720,000            3,716,967
------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05                                                       989,254              990,119
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                    6,145,869            6,141,409
                                                                                                           -------------
Total Asset-Backed Securities (Cost $116,739,641)                                                            112,825,068

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--62.1%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--58.0%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--57.7%
Federal Home Loan Mortgage Corp.:
5%, 7/1/34 3                                                                              2,444,000            2,359,223
5.50%, 1/1/34                                                                             2,041,714            2,036,486
7%, 9/1/33-11/1/33                                                                        7,965,898            8,427,167
7%, 7/1/34 3                                                                             42,046,000           44,345,412
8%, 4/1/16                                                                                1,661,219            1,778,798
9%, 3/1/17-5/1/25                                                                           485,205              543,108
12.50%, 4/1/14                                                                                2,547                2,907
13.50%, 11/1/10                                                                               6,791                7,742


                           12 | OPPENHEIMER BOND FUND

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                            $      88,151        $      88,301
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%, 8/15/28                                                        1,097,008            1,146,427
Series 2500, Cl. FD, 1.739%, 3/15/32 2                                                    1,185,643            1,195,799
Series 2526, Cl. FE, 1.639%, 6/15/29 2                                                    1,444,584            1,441,531
Series 2551, Cl. FD, 1.639%, 1/15/33 2                                                    1,197,776            1,204,509
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 10.907%, 6/1/26 4                                                     1,833,043              393,608
Series 183, Cl. IO, 10.362%, 4/1/27 4                                                     2,971,434              644,140
Series 184, Cl. IO, 12.481%, 12/1/26 4                                                    2,925,627              671,173
Series 192, Cl. IO, 21.084%, 2/1/28 4                                                       726,742              162,509
Series 200, Cl. IO, 19.842%, 1/1/29 4                                                       871,911              204,835
Series 206, Cl. IO, (15.471)%, 12/1/29 4                                                  1,187,228              256,248
Series 2130, Cl. SC, 38.323%, 3/15/29 4                                                   1,989,754              217,377
Series 2796, Cl. SD, 46.643%, 7/15/26 4                                                   2,998,636              309,183
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.016%, 6/1/26 5                                                        777,488              656,108
Series 199, Cl. PO, 4.455%, 8/1/28 5                                                      2,361,968            1,938,728
Series 203, Cl. PO, 4.72%, 6/1/29 5                                                       2,370,415            1,933,436
Series 217, Cl. PO, 4.79%, 2/1/32 5                                                         898,356              729,733
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
Collateralized Mtg. Obligations, Series T-42, Cl. A2, 5.50%, 2/25/42                         91,691               91,813
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/18 3                                                                         14,861,000           14,521,991
5%, 7/15/34 3                                                                            14,497,000           14,025,398
5.50%, 7/1/33-3/1/34                                                                     20,455,147           20,418,863
5.50%, 7/17/19-7/14/34 3                                                                 53,187,000           53,715,662
6%, 7/25/34 3                                                                            16,611,000           16,958,801
6.50%, 7/1/34 3                                                                          59,041,000           61,476,441
7%, 1/1/09-11/1/33                                                                        8,228,569            8,725,749
7%, 7/14/34 3                                                                            90,188,000           95,120,201
7.50%, 2/1/08-3/1/08                                                                         38,132               39,810
8%, 8/1/17                                                                                   38,082               40,574
8.50%, 7/1/32                                                                               382,720              414,472
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd
Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                            73,751               76,869
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                        805,614              847,115
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                        1,791,589            1,858,118
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                        1,590,460            1,638,530
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          666,384              691,665
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                        1,800,000            1,850,400
Trust 2002-77, Cl. WF, 1.664%, 12/18/32 2                                                 2,005,333            2,012,117
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                        1,138,277            1,152,433


                           13 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 32.926%, 4/25/32 4                                             $   4,002,085        $     411,075
Trust 2002-51, Cl. S, 38.313%, 8/25/32 4                                                  3,674,778              369,011
Trust 2004-54, Cl. DS, 43.156%, 7/25/34 4                                                   752,000               58,750
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 7.68%, 6/1/23 4                                                         5,414,825            1,216,327
Trust 240, Cl. 2, 9.068%, 9/1/23 4                                                        6,291,615            1,398,407
Trust 252, Cl. 2, 4.017%, 11/1/23 4                                                       4,361,820            1,007,993
Trust 254, Cl. 2, 7.064%, 1/1/24 4                                                        2,121,560              489,009
Trust 273, Cl. 2, 10.569%, 7/1/26 4                                                       1,295,500              278,892
Trust 303, Cl. IO, (11.795)%, 11/1/29 4                                                     499,396              111,920
Trust 2002-52, Cl. SD, 35.235%, 9/25/32 4                                                 4,876,405              490,916
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 7.133%, 9/25/23 5                                                  1,490,577            1,235,767
Trust 301, Cl. 1, 5.295%, 4/1/29 5                                                          849,207              693,894
                                                                                                           -------------
                                                                                                             376,133,471

------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
4.75%, 7/20/25-7/20/27                                                                       59,469               60,290
7%, 7/15/09                                                                                  38,266               40,833
8%, 6/15/05-10/15/06                                                                         73,958               76,322
8.50%, 8/15/17-12/15/17                                                                     584,941              650,083
9%, 2/15/09-6/15/09                                                                          25,255               27,604
10%, 11/15/09                                                                                26,634               29,120
10.50%, 12/15/17-5/15/21                                                                     67,556               76,368
11%, 10/20/19                                                                                99,520              112,243
12%, 5/15/14                                                                                    735                  842
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn. , Interest-Only Stripped
Mtg.-Backed Security, Series 2002-76, Cl. SY, 30.918%, 12/16/26 4                         1,434,357              137,195
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 31.65%, 1/16/27 4                                                 3,404,230              325,009
Series 2002-15, Cl. SM, 25.708%, 2/16/32 4                                                3,464,603              309,872
Series 2004-11, Cl. SM, 30.652%, 1/17/30 4                                                  588,260               56,057
                                                                                                           -------------
                                                                                                               1,901,838

------------------------------------------------------------------------------------------------------------------------
PRIVATE--4.1%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.4%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-MD6, Cl. A3, 7.689%, 11/13/29 2                                                 800,000              870,955
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 5.645%, 4/14/29 4              43,691,921            1,816,924
------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                        3,334,584            3,351,257


                           14 | OPPENHEIMER BOND FUND

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 9.249%, 6/22/24 4,6                      $  10,964,503        $     412,216
------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1999-STF1, Cl. B6, 7/5/08 1,7,8                                     21,426,669                   --
------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 8.086%, 3/13/28 2                                                2,000,000            2,108,422
------------------------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                        1,770,000            1,911,065
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     1,513,860            1,622,745
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                      5,000,000            5,671,248
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 10.811%, 2/18/30 4                14,125,457              465,256
------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                                                   338,040              322,828
------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                     2,010,000            2,182,975
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 9.983%, 5/18/32 4                259,578,239            1,160,548
                                                                                                           -------------
                                                                                                              21,896,439

------------------------------------------------------------------------------------------------------------------------
OTHER--0.3%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                  1,895,312            1,895,555
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (19.666)%, 10/23/17 4                            27,345                6,254
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. A, 2.737%, 10/23/17 5                               40,471               37,333
                                                                                                           -------------
                                                                                                               1,939,142

------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates, Series 1996-B, Cl. 1, 7.007%, 4/25/26 1,2                        221,150              199,035
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                        2,921,712            2,583,273
                                                                                                           -------------
                                                                                                               2,782,308
                                                                                                           -------------
Total Mortgage-Backed Obligations (Cost $400,335,436)                                                        404,653,198


                           15 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--27.1%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.875%, 12/15/06                                                                      $  19,320,000        $  19,142,971
4.50%, 1/15/13                                                                            2,430,000            2,344,498
6.625%, 9/15/09                                                                          14,485,000           16,024,191
6.875%, 9/15/10                                                                           7,600,000            8,535,416
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.50%, 6/15/06                                                                            6,265,000            6,208,014
3.01%, 6/2/06                                                                             6,600,000            6,603,016
3.125%, 7/15/06                                                                           3,320,000            3,325,896
4.25%, 7/15/07                                                                            8,600,000            8,764,836
5.50%, 2/15/06                                                                            8,375,000            8,740,996
7.25%, 5/15/30                                                                            3,100,000            3,677,012
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                          2,590,000            2,729,358
7.125%, 5/1/30                                                                            1,754,000            2,044,859
Series C, 4.75%, 8/1/13                                                                     760,000              742,898
Series C, 6%, 3/15/13                                                                       730,000              780,252
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                           3,298,000            3,327,247
5.50%, 8/15/28 9                                                                         24,954,000           25,288,359
6.125%, 11/15/27                                                                         13,752,000           15,074,021
8.875%, 8/15/17                                                                           6,664,000            9,133,585
STRIPS, 2.32%, 2/15/11 10                                                                14,121,000           10,605,662
STRIPS, 2.99%, 2/15/10 10                                                                 2,490,000            1,978,718
STRIPS, 3.86%, 2/15/13 10                                                                 5,360,000            3,575,828
STRIPS, 4.96%, 2/15/16 10                                                                 2,721,000            1,501,753
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 5/15/09                                                                           7,564,000            7,591,775
4.25%, 11/15/13                                                                           3,445,000            3,354,166
4.75%, 5/15/14                                                                            1,333,000            1,347,320
5.75%, 8/15/10                                                                            3,489,000            3,805,194
                                                                                                           -------------
Total U.S. Government Obligations (Cost $182,210,466)                                                        176,247,841

------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.4%
------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,391,667)                              2,370,000            2,559,600

------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--31.9%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.3%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Delphi Corp., 6.55% Nts., 6/15/06                                                         3,145,000            3,307,310
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts., Series B, 5/15/05                                      3,090,000            3,222,682
                                                                                                           -------------
                                                                                                               6,529,992


                           16 | OPPENHEIMER BOND FUND

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
American Honda Finance Corp., 3.85% Nts., 11/6/08                                     $     945,000        $     929,156
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08                   3,895,000            3,930,437
------------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                    1,585,000            1,751,026
------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                                        1,090,000            1,191,292
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12                       1,505,000            1,533,342
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                    2,335,000            2,478,549
------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                    4,520,000            4,566,497
                                                                                                           -------------
                                                                                                              16,380,299

------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Caesars Entertainment, Inc., 7% Sr. Unsec. Sub. Nts., 7/15/04                             1,310,000            1,310,000
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                              1,200,000            1,302,000
------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                         3,269,000            3,556,097
                                                                                                           -------------
                                                                                                               6,168,097

------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                   1,685,000            1,786,100
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                   1,555,000            1,724,106
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                                                 725,000              728,338
------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  1,685,000            1,836,650
                                                                                                           -------------
                                                                                                               6,075,194

------------------------------------------------------------------------------------------------------------------------
MEDIA--3.1%
Cox Communications, Inc., 7.75% Unsec. Nts., 8/15/06                                      2,070,000            2,250,725
------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                                  1,810,000            1,807,672
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                  4,960,000            6,227,082
------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                             3,080,000            3,760,621
------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                 1,037,000            1,322,324
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The):
4.875% Nts., 7/2/04                                                                       1,725,000            1,725,000
5.375% Sr. Unsec. Nts., 6/1/07                                                            3,140,000            3,271,889
                                                                                                           -------------
                                                                                                              20,365,313

------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
J.C. Penney Co., Inc., 7.60% Nts., 4/1/07                                                 3,095,000            3,354,206
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The), 6.90% Nts., 9/15/07 1                                                    1,775,000            1,921,438
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.4%
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Food Lion, Inc., 7.55% Nts., 4/15/07                                                      2,125,000            2,268,291
------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                 4,645,000            5,156,963


                           17 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Real Time Data Co., 13% Disc. Nts., 5/31/09 1,7,8,11                                  $     476,601        $          --
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.:
3.80% Sr. Unsec. Nts., 8/15/05                                                              850,000              858,401
4.80% Sr. Unsec. Nts., 7/16/07                                                            3,490,000            3,569,907
                                                                                                           -------------
                                                                                                              11,853,562

------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                     3,835,000            3,991,073
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,7,8                        145,000                   --
------------------------------------------------------------------------------------------------------------------------
ENERGY--1.1%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.0%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                           200,000              199,000
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.1%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                          1,665,000            1,723,275
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                        1,880,000            1,995,045
------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                         1,570,000            1,766,250
------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 6                   1,700,000            1,621,537
                                                                                                           -------------
                                                                                                               7,106,107

------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.9%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                     3,205,000            3,660,572
------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                             1,500,000            1,478,145
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., Series C, 1/15/09                                 3,290,000            3,248,454
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                        3,580,000            3,859,967
                                                                                                           -------------
                                                                                                              12,247,138

------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.4%
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                     2,730,000            3,353,024
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                        1,275,000            1,254,900
------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 6                                      2,415,000            2,801,122
------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                   2,985,000            3,107,254
------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                               4,820,000            5,801,068
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 6                                 4,680,000            5,668,636
                                                                                                           -------------
                                                                                                              21,986,004

------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.6%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                             560,000              603,491
7.75% Unsec. Nts., 11/15/07                                                               3,363,000            3,734,961
------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 2.719% Sr. Nts., 3/12/07 1,2                                       2,650,000            2,666,563


                           18 | OPPENHEIMER BOND FUND

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE Continued
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                             $   3,160,000        $   3,345,302
                                                                                                           -------------
                                                                                                              10,350,317

------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                               3,200,000            3,412,032
------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                   3,750,000            4,096,575
                                                                                                           -------------
                                                                                                               7,508,607

------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.2%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                                        482,000              506,686
------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                 429,000              459,336
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                          2,270,000            2,554,358
------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                    830,000              859,386
                                                                                                           -------------
                                                                                                               4,379,766

------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Nts., 4/1/07 6                                                         3,490,000            3,391,320
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                       1,570,000            1,727,000
------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                        150,000              151,875
------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                             100,000               95,500
------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 1,7,8                                    500,000               25,000
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                        700,000              728,741
7.375% Sr. Unsub. Nts., 8/1/10                                                            1,890,000            2,126,103
                                                                                                           -------------
                                                                                                               4,854,219

------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 6                         1,765,000            1,695,113
------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                                          367,000              371,307
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                    2,225,000            2,336,938
6.75% Sr. Unsub. Nts., 2/15/11                                                            1,140,000            1,240,362
                                                                                                           -------------
                                                                                                               5,643,720

------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,7,8            300,000              176,730
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                    2,175,000            2,322,654


                           19 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,7,8              $     200,000        $      73,000
------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                              85,000              111,487
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                         943,000              963,106
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
British Telecommunications plc, 7.875% Nts., 12/15/05                                     2,740,000            2,930,512
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                      1,029,000            1,076,862
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                     2,800,000            3,275,860
------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                                                             1,675,000            1,796,533
9.50% Sr. Unsec. Nts., 3/1/31 2                                                           1,270,000            1,598,416
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                                           1,595,000            1,688,537
8.75% Nts., 3/15/32                                                                       1,410,000            1,647,756
------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 8.25% Sr. Unsec. Nts., 1/26/06                              1,700,000            1,825,922
                                                                                                           -------------
                                                                                                              15,840,398

------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                               2,745,000            3,011,677
------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.7%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.0%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                   2,655,000            2,695,518
8.125% Unsec. Nts., Series B, 7/15/05                                                       840,000              882,557
------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                  460,000              469,113
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                 3,175,000            3,668,351
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.:
6.375% Sr. Nts., 4/15/33                                                                  2,270,000            2,132,522
6.45% Sr. Unsub. Nts., 6/1/06                                                             1,035,000            1,089,028
------------------------------------------------------------------------------------------------------------------------
Edison International, 6.875% Unsec. Nts., 9/15/04                                           816,000              823,140
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06                              3,220,000            3,333,003
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                          3,975,000            4,042,789
------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                               1,210,000            1,220,353
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                                      1,810,000            1,905,025
------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                        1,795,000            2,010,400
------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                             1,370,000            1,458,458
                                                                                                           -------------
                                                                                                              25,730,257


                           20 | OPPENHEIMER BOND FUND

                                                                                          PRINCIPAL         MARKET VALUE
                                                                                             AMOUNT           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                              $   4,230,000        $   4,855,414
                                                                                                           -------------
Total Corporate Bonds and Notes (Cost $205,083,134)                                                          207,390,095

                                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                         181                2,664
------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,8,12                                      25                   --
                                                                                                           -------------
Total Common Stocks (Cost $109)                                                                                    2,664

                                                                                              UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 9/1/04 8                                                     534                   39
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,8                                                 50                   --
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,8                                             300                    3
------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,8                                                      1,063                  143
------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,8                                               1,980                   20
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,8                                        150                   --
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,8                                        200                    2
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 8                                                    2,028                1,724
                                                                                                           -------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                             1,931

                                                                                          PRINCIPAL
                                                                                             AMOUNT
------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.4%
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series 2003-1,
2.88%, 1/7/05 1,2                                                                     $  14,500,000           14,394,150
-------------------------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 3.111%, 12/10/04 1,2                              14,500,000           14,502,516
                                                                                                           --------------
Total Structured Notes (Cost $29,000,000)                                                                     28,896,666

-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.15% in joint repurchase agreement (Principal Amount/
Market Value $1,249,774,000, with a maturity value of $1,249,822,255) with UBS
Warburg LLC, 1.39%, dated 6/30/04, to be repurchased at $26,851,037 on 7/1/04, collateralized by Federal Home Loan Mortgage Corp., 4.50%, 6/1/19, with a value of $340,921,875 and Federal National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of $937,433,252 (Cost $26,850,000)                          26,850,000           26,850,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $962,635,468)                                               147.3%         959,427,063
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (47.3)        (308,082,445)
                                                                                      -----------------------------------
NET ASSETS                                                                                    100.0%       $ 651,344,618
                                                                                      ===================================


                           21 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Identifies issues considered to be illiquid or restricted. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security and forward commitments to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,380,704 or 2.05% of the Fund's net assets as of June 30, 2004.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $7,224,999 or 1.11% of the Fund's net assets as of June 30, 2004.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,391,012 or 3.28% of the Fund's net assets as of June 30, 2004.

7. Issue is in default. See Note 1 of Notes to Financial Statements.

8. Non-income producing security.

9. Securities with an aggregate market value of $3,952,256 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. Interest or dividend is paid-in-kind.

12. Received as the result of issuer reorganization. Currently has minimal market value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           22 | OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2004
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $146,155,000)
(cost $962,635,468)--see accompanying statement of investments                         $   959,427,063
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                           148,516,706
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                       11,893
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $12,926,964 sold on a when-issued basis
and forward commitments)                                                                    16,921,076
Interest and principal paydowns                                                              7,034,927
Shares of beneficial interest sold                                                             348,364
Other                                                                                           11,034
                                                                                       ----------------
Total assets                                                                             1,132,271,063

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Bank overdraft                                                                              15,381,365
-------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                 148,516,706
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $313,323,010 purchased on a when-issued basis
and forward commitments)                                                                   314,188,195
Shares of beneficial interest redeemed                                                       1,341,920
Dividends                                                                                      488,475
Distribution and service plan fees                                                             389,039
Futures margins                                                                                360,269
Transfer and shareholder servicing agent fees                                                  141,413
Shareholder communications                                                                      87,249
Trustees' compensation                                                                          11,513
Other                                                                                           20,301
                                                                                       ----------------
Total liabilities                                                                          480,926,445

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   651,344,618
                                                                                       ================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $        63,654
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 663,055,764
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (307,245)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (8,117,745)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                  (3,349,810)
                                                                                       ----------------
NET ASSETS                                                                             $   651,344,618
                                                                                       ================


                           23 | OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $345,812,979 and
33,790,924 shares of beneficial interest outstanding)                                                $10.23
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $10.74
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $164,253,148 and 16,057,194 shares
of beneficial interest outstanding)                                                                  $10.23
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $83,932,901 and 8,196,499 shares
of beneficial interest outstanding)                                                                  $10.24
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $21,477,768 and 2,099,561 shares
of beneficial interest outstanding)                                                                  $10.23
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $35,867,822 and 3,510,297 shares of beneficial interest outstanding)                              $10.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 12,391,746
--------------------------------------------------------------------------------
Fee income                                                            2,414,897
--------------------------------------------------------------------------------
Portfolio lending fees                                                   79,227
--------------------------------------------------------------------------------
Dividends                                                                    14
                                                                   -------------
Total investment income                                              14,885,884

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,932,342
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 446,500
Class B                                                                 895,140
Class C                                                                 438,593
Class N                                                                  47,962
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 426,863
Class B                                                                 243,700
Class C                                                                 108,823
Class N                                                                  41,503
Class Y                                                                   5,272
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  56,873
Class B                                                                  32,333
Class C                                                                  11,700
Class N                                                                   1,251
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,565
--------------------------------------------------------------------------------
Custodian fees and expenses                                               8,380
--------------------------------------------------------------------------------
Other                                                                    17,567
                                                                   -------------
Total expenses                                                        4,723,367
Less reduction to custodian expenses                                     (4,833)
Less payments and waivers of expenses                                  (454,014)
                                                                   -------------
Net expenses                                                          4,264,520

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                10,621,364


                           25 | OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                        $  4,738,254
Closing of futures contracts                                          1,251,874
Swap contracts                                                           26,862
                                                                   -------------
Net realized gain                                                     6,016,990
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (14,640,931)
Futures contracts                                                      (860,719)
Swap contracts                                                           (2,414)
                                                                   -------------
Net change in unrealized appreciation (depreciation)                (15,504,064)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,134,290
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | OPPENHEIMER BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS                   YEAR
                                                                         ENDED                  ENDED
                                                                 JUNE 30, 2004           DECEMBER 31,
                                                                   (UNAUDITED)                   2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                            $  10,621,364          $  23,088,580
------------------------------------------------------------------------------------------------------
Net realized gain                                                    6,016,990             22,128,287
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               (15,504,064)            (4,851,650)
                                                                 -------------------------------------
Net increase in net assets resulting from operations                 1,134,290             40,365,217

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (6,181,432)           (12,883,312)
Class B                                                             (2,370,384)            (5,633,516)
Class C                                                             (1,168,787)            (2,529,340)
Class N                                                               (302,787)              (458,521)
Class Y                                                               (751,594)            (1,457,612)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            (31,947,501)            17,502,933
Class B                                                            (31,150,406)           (24,959,463)
Class C                                                             (5,421,056)            (2,398,431)
Class N                                                              4,037,848              6,099,045
Class Y                                                             (6,803,569)            17,894,037

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase (decrease)                                          (80,925,378)            31,541,037
------------------------------------------------------------------------------------------------------
Beginning of period                                                732,269,996            700,728,959
                                                                 -------------------------------------
End of period (including accumulated net investment loss
of $307,245 and $153,625, respectively)                          $ 651,344,618          $ 732,269,996
                                                                 =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           27 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2004                                                                   DEC. 31,
CLASS A                                    (UNAUDITED)           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  10.38       $  10.14       $   9.74       $   9.79       $   9.97       $  10.86
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .17            .35            .54            .73            .73            .71
Net realized and unrealized gain (loss)           (.14)           .24            .40           (.05)          (.18)          (.89)
                                              -------------------------------------------------------------------------------------
Total from investment operations                   .03            .59            .94            .68            .55           (.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.18)          (.35)          (.54)          (.73)          (.73)          (.71)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  10.23       $  10.38       $  10.14       $   9.74       $   9.79       $   9.97
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                0.25%          5.87%         10.06%          7.05%          5.80%         (1.65)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $345,813       $382,966       $356,480       $280,132       $202,833       $220,502
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $363,472       $382,420       $316,279       $237,232       $205,883       $251,190
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                             3.38%          3.39%          5.47%          7.31%          7.48%          6.88%
Total expenses                                    1.09%          1.10%          1.10%          1.23%          1.31%          1.24%
Expenses after payments and waivers
and reduction to custodian expenses               0.90%           N/A 3,4        N/A 3          N/A 3          N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             38% 5         111%           151%           162%           255%           238%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $879,067,920 and $1,000,479,473, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | OPPENHEIMER BOND FUND

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2004                                                                   DEC. 31,
CLASS B                                    (UNAUDITED)           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  10.37       $  10.13       $   9.73       $   9.79       $   9.96       $  10.86
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .13            .27            .47            .65            .66            .63
Net realized and unrealized gain (loss)           (.13)           .24            .40           (.05)          (.17)          (.90)
                                              -------------------------------------------------------------------------------------
Total from investment operations                    --            .51            .87            .60            .49           (.27)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.14)          (.27)          (.47)          (.66)          (.66)          (.63)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  10.23       $  10.37       $  10.13       $   9.73       $   9.79       $   9.96
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1               (0.04)%         5.05%          9.26%          6.14%          5.11%         (2.48)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $164,253       $197,774       $217,789       $161,998       $ 83,637       $ 94,845
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $179,924       $216,853       $187,343       $118,521       $ 83,394       $ 95,285
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                             2.60%          2.61%          4.68%          6.60%          6.71%          6.13%
Total expenses                                    1.88%          1.87%          1.85%          1.99%          2.07%          1.99%
Expenses after payments and waivers
and reduction to custodian expenses               1.65%           N/A 3,4        N/A 3          N/A 3          N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             38% 5         111%           151%           162%           255%           238%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $879,067,920 and $1,000,479,473, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2004                                                                   DEC. 31,
CLASS C                                    (UNAUDITED)           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  10.39       $  10.14       $   9.74       $   9.80       $   9.97       $  10.87
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .14            .27            .47            .65            .66            .63
Net realized and unrealized gain (loss)           (.15)           .25            .40           (.05)          (.17)          (.90)
                                              -------------------------------------------------------------------------------------
Total from investment operations                  (.01)           .52            .87            .60            .49           (.27)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.14)          (.27)          (.47)          (.66)          (.66)          (.63)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  10.24       $  10.39       $  10.14       $   9.74       $   9.80       $   9.97
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1               (0.13)%         5.18%          9.26%          6.14%          5.11%         (2.47)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 83,933       $ 90,583       $ 90,800       $ 57,049       $ 24,303       $ 24,143
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 88,181       $ 96,361       $ 75,531       $ 36,886       $ 22,605       $ 24,218
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                             2.62%          2.64%          4.61%          6.65%          6.71%          6.13%
Total expenses                                    1.85%          1.84%          1.83%          1.98%          2.07%          1.99%
Expenses after payments and waivers
and reduction to custodian expenses               1.65%           N/A 3,4        N/A 3          N/A 3          N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             38% 5         111%           151%           162%           255%           238%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $879,067,920 and $1,000,479,473, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           30 | OPPENHEIMER BOND FUND

                                                       SIX MONTHS                                                        YEAR
                                                            ENDED                                                       ENDED
                                                    JUNE 30, 2004                                                    DEC. 31,
CLASS N                                               (UNAUDITED)                2003                2002              2001 1
-------------------------------------------------------------------------------------------------------------------------------
1 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    10.37          $    10.13          $     9.73          $    10.02
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .16                 .31                 .51                 .61
Net realized and unrealized gain (loss)                      (.14)                .24                 .40                (.29)
                                                       ------------------------------------------------------------------------
Total from investment operations                              .02                 .55                 .91                 .32
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.16)               (.31)               (.51)               (.61)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    10.23          $    10.37          $    10.13          $     9.73
                                                       ========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           0.20%               5.51%               9.73%               3.18%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   21,478          $   17,732          $   11,302          $    2,176
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   19,316          $   15,338          $    7,071          $      768
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        3.11%               3.03%               4.76%               7.87%
Total expenses                                               1.51%               1.50%               1.44%               1.37%
Expenses after payments and waivers
and reduction to custodian expenses                          1.14%               1.44%                N/A 4               N/A 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        38% 5              111%                151%                162%
-------------------------------------------------------------------------------------------------------------------------------

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $879,067,920 and $1,000,479,473, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           31 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2004                                                                   DEC. 31,
CLASS Y                                    (UNAUDITED)           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  10.36       $  10.12       $   9.72       $   9.78       $   9.95       $  10.86
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .19            .39            .59            .76            .85            .76
Net realized and unrealized gain (loss)           (.13)           .24            .40           (.05)          (.18)          (.91)
                                              -------------------------------------------------------------------------------------
Total from investment operations                   .06            .63            .99            .71            .67           (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.20)          (.39)          (.59)          (.77)          (.84)          (.76)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  10.22       $  10.36       $  10.12       $   9.72       $   9.78       $   9.95
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                0.52%          6.35%         10.58%          7.30%          7.13%         (1.37)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 35,868       $ 43,215       $ 24,358       $  4,067       $    877       $    186
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 40,005       $ 38,398       $ 10,243       $  2,286       $    340       $     31
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                             3.73%          3.80%          5.53%          7.85%          7.92%          7.94%
Total expenses                                    0.60%          0.63%          0.63%          0.94%          0.83%          0.83%
Expenses after payments and waivers
and reduction to custodian expenses                N/A 3          N/A 3          N/A 3         0.92%           N/A 3          N/A 3
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             38% 4         111%           151%           162%           255%           238%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $879,067,920 and $1,000,479,473, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           32 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                           33 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 4.4% of the Fund's net assets and resulted in unrealized cumulative losses of $103,334.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $300,517,907. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $313,323,010 of securities on a when-issued basis or forward commitment and sold $12,926,964 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                           34 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $274,730, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $6,855,599 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $6,016,990 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did utilize $21,308,857 of capital loss carryforward to offset realized capital gains.


                           35 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                        EXPIRING
                        ------------------------------
                        2008               $ 4,642,447
                        2010                 8,230,142
                                           -----------
                        Total              $12,872,589
                                           ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                           36 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   SIX MONTHS ENDED JUNE 30, 2004              YEAR ENDED DECEMBER 31, 2003
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                               5,724,683        $  59,693,328           17,721,848        $ 181,436,083
Dividends and/or
distributions reinvested             486,952            5,046,792            1,002,817           10,309,580
Redeemed                          (9,318,034)         (96,687,621)         (16,990,568)        (174,242,730)
                                  --------------------------------------------------------------------------
Net increase (decrease)           (3,106,399)       $ (31,947,501)           1,734,097        $  17,502,933
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,282,828        $  13,333,322            6,543,598        $  66,993,404
Dividends and/or
distributions reinvested             179,269            1,857,159              416,679            4,280,170
Redeemed                          (4,468,436)         (46,340,887)          (9,390,171)         (96,233,037)
                                  --------------------------------------------------------------------------
Net decrease                      (3,006,339)       $ (31,150,406)          (2,429,894)       $ (24,959,463)
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,118,168        $  11,647,207            4,137,840        $  42,416,735
Dividends and/or
distributions reinvested              92,072              954,659              188,926            1,943,214
Redeemed                          (1,735,783)         (18,022,922)          (4,556,213)         (46,758,380)
                                  --------------------------------------------------------------------------
Net decrease                        (525,543)       $  (5,421,056)            (229,447)       $  (2,398,431)
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                 721,130        $   7,494,097            1,180,184        $  12,109,063
Dividends and/or
distributions reinvested              28,557              295,496               43,725              449,358
Redeemed                            (359,238)          (3,751,745)            (630,145)          (6,459,376)
                                  --------------------------------------------------------------------------
Net increase                         390,449        $   4,037,848              593,764        $   6,099,045
                                  ==========================================================================

------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 554,500        $   5,746,019            2,667,388        $  27,169,896
Dividends and/or
distributions reinvested               6,030               62,663               22,711              233,571
Redeemed                          (1,220,421)         (12,612,251)            (926,456)          (9,509,430)
                                  --------------------------------------------------------------------------
Net increase (decrease)             (659,891)       $  (6,803,569)           1,763,643        $  17,894,037
                                  ==========================================================================


                           37 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $118,264,574 and $171,541,420, respectively. There were purchases of $112,617,262 and sales of $123,753,117 of U.S. government and government agency obligations for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $836,561 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                           38 | OPPENHEIMER BOND FUND
and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2004 for Class B, Class C and Class N shares were $4,259,746, $1,592,456 and $396,677, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A             CLASS B           CLASS C          CLASS N
                         CLASS A          CONTINGENT          CONTINGENT        CONTINGENT       CONTINGENT
                       FRONT-END            DEFERRED            DEFERRED          DEFERRED         DEFERRED
                   SALES CHARGES       SALES CHARGES       SALES CHARGES     SALES CHARGES    SALES CHARGES
SIX MONTHS           RETAINED BY         RETAINED BY         RETAINED BY       RETAINED BY      RETAINED BY
ENDED                DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
June 30, 2004           $239,036              $2,850            $325,753            $7,768          $16,505

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended June 30, 2004, the Manager reimbursed the Fund $231,190, $138,750, $58,388 and $18,444 for Class A, Class B, Class C and Class N, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2004, OFS waived $7,242 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that


                           39 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

5. FUTURES CONTRACTS Continued

relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                                                   UNREALIZED
                                  EXPIRATION              NUMBER OF      VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                   DATES              CONTRACTS        JUNE 30, 2004       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 10 yr.           9/21/04                100,000         $ 13,010,047            $  94,269
                                                                                                    ----------

CONTRACTS TO SELL
U.S. Long Bonds                      9/21/04                100,000            3,404,000              (57,141)
U.S. Treasury Nts., 2 yr.            9/30/04                200,000          155,804,688             (118,792)
U.S. Treasury Nts., 5 yr.            9/21/04                100,000            7,499,438              (71,634)
                                                                                                    ----------
                                                                                                     (247,567)
                                                                                                    ----------
                                                                                                    $(153,298)
                                                                                                    ==========


                           40 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2004, the Fund had entered into the following total return swap agreements:

                                              PAID BY          RECEIVED BY                         UNREALIZED
SWAP                      NOTIONAL        THE FUND AT          THE FUND AT      TERMINATION      APPRECIATION
COUNTERPARTY                AMOUNT      JUNE 30, 2004        JUNE 30, 2004            DATES     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
                                                                  Value of
                                            One-Month      total return of
                                           LIBOR less      Lehman Brothers
Deutsche Bank AG        $7,850,000    50 basis points           CMBS Index         12/31/04           $12,071
                                                                  Value of
                                            One-Month      total return of
                                           LIBOR less    Lehman Investment
JPMorgan Chase Bank      7,850,000    55 basis points          Grade Index          9/30/04              (178)
                                                                                                    ----------
                                                                                                      $11,893
                                                                                                    ==========

Index abbreviations are as follows:

CMBS    Commercial Mortgage Backed Securities Markets
LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $60,230,310, which represents 9.25% of the Fund's net assets, of which zero is considered restricted.

Information concerning restricted securities is as follows:

                                   ACQUISITION                      VALUATION AS OF            UNREALIZED
SECURITY                                  DATE         COST           JUNE 30, 2004          DEPRECIATION
---------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.,
Series B, Escrow Shares                 1/4/01         $100                    $ --                  $100


                           41 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had on loan securities valued at approximately $146,155,000. Cash of $148,516,706 was received as collateral for the loans, and has been invested in approved instruments.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                           42 | OPPENHEIMER BOND FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)